Schedule of short-term loans - related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 4,166,615	$ 2,219,102
Truong Vinh Phu Le [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties		104,221
Relationship	Vice President of Operations of the Company
Interest per annum	30.00%
Maturity Start Date	Jan. 18, 2025
Maturity End Date	Sep. 09, 2025
Truong Vinh Phu Le One [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties		22,596
Relationship	Vice President of Operations of the Company
Interest per annum	30.00%
Maturity Start Date	Feb. 07, 2025
Maturity End Date	Sep. 09, 2025
Kheng Ee Lennon Teng [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 14,866
Relationship	Group General Manager of the Company
Interest per annum	15.00%
Maturity Start Date	Sep. 09, 2025
Maturity End Date	Oct. 09, 2026
Kheng Ee Lennon Teng Two [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 37,386	37,386
Relationship	Group General Manager of the Company
Interest per annum	15.00%
Maturity Start Date	Sep. 09, 2025
Maturity End Date	Oct. 09, 2026
Kheng Ee Lennon Teng Three [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties		27,238
Relationship	Group General Manager of the Company
Wilson Chandra [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 1,036	80,000
Relationship	Director and President
Franklin Capital Enterprise Ltd. [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 200,000
Relationship	KNOREX Ltd’s shareholder >10% of shareholding
Interest per annum	15.00%
Maturity Start Date	Oct. 09, 2026
Exchange rate difference	$ 2,332
Related Party [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 255,620	$ 271,441